CONTINGENT LIABILITIES AND COMMITMENTS - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 41,837	£ 38,874
Guarantees given to third parties
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees given to third parties	940	716
Formal standby facilities, credit lines and other commitments
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Formal standby facilities, credit lines and other commitments	£ 40,897	£ 38,158